Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Condensed Statements of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Net income (loss)	$ (52,116)	$ 1,511	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Comprehensive income (loss)			(57,874)	(19,276)	(20,196)	6,745
Parent Company [Member]
Net income (loss) of subsidiaries			(57,874)	(19,276)	(20,196)	6,745
Net income (loss)					(20,196)	6,745
Net income (loss) of subsidiaries			(57,874)	(19,276)	(20,196)	6,745
Comprehensive income (loss)			$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745